EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year shares $ / shares	Dec. 31, 2017 USD ($) year shares $ / shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.60	$ 0.56
Number of Common Shares Held by the Company | shares		30,569,215	37,538,531	27,846,452
Common equity	$ (575)	$ (642)
Expense from share-based payment transactions with employees	$ 84	$ 75
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 25.00
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding | shares		1,006,247,404	997,229,553
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares			85,120
Board Of Directors | Class B shares | Common shares
Disclosure of classes of share capital [line items]
Percentage of board of directors to be elected	50.00%
Board Of Directors | Common Class A | Common shares
Disclosure of classes of share capital [line items]
Percentage of board of directors to be elected	50.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Option life, share options granted | year	7.5	7,500,000.0
Expected volatility, share options granted	1630.00%	1890000000.00%
Weighted average expected dividend yield, annual	190.00%	210000000.00%
Risk-free rate	280.00%	230000000.00%
Liquidity Discount	2500.00%	2500000000.00%
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	5,800,000	3,700,000
Expense from share-based payment transactions with employees	$ 25	$ 26
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Number of instruments granted in share-based payment arrangement | shares	581,051	760,754
Expense from share-based payment transactions with employees	$ 20	$ 18
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Bottom of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	5 years
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Top of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, hold period	5 years
Cash-Settled Share-Based Payment Arrangement | Employees and Directors | Deferred Stock Units and Restricted Stock Units
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement	$ 894	1,000
Expense from share-based payment transactions with employees	$ 11	$ 7